Debentures (Details 2) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of transactions between related parties [line items]
Gross debt	R$ 14,978,762
(-) Transaction cost	(182,376)
Debt balance	14,796,386
Hedge effects (swap)	19,878
Debt balance + hedge	14,816,264
2027
Disclosure of transactions between related parties [line items]
Gross debt	1,109,276
(-) Transaction cost	(31,714)
Debt balance	1,077,562
Hedge effects (swap)	4,377
Debt balance + hedge	1,081,939
2028
Disclosure of transactions between related parties [line items]
Gross debt	1,522,239
(-) Transaction cost	(29,126)
Debt balance	1,493,113
Hedge effects (swap)	3,574
Debt balance + hedge	1,496,687
2029
Disclosure of transactions between related parties [line items]
Gross debt	2,303,668
(-) Transaction cost	(27,581)
Debt balance	2,276,087
Hedge effects (swap)	2,993
Debt balance + hedge	2,279,080
2030
Disclosure of transactions between related parties [line items]
Gross debt	2,329,039
(-) Transaction cost	(24,675)
Debt balance	2,304,364
Hedge effects (swap)	2,662
Debt balance + hedge	2,307,026
2031
Disclosure of transactions between related parties [line items]
Gross debt	2,138,730
(-) Transaction cost	(18,655)
Debt balance	2,120,075
Hedge effects (swap)	5,197
Debt balance + hedge	2,125,272
After 2031
Disclosure of transactions between related parties [line items]
Gross debt	5,575,810
(-) Transaction cost	(50,625)
Debt balance	5,525,185
Hedge effects (swap)	1,075
Debt balance + hedge	R$ 5,526,260